Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (1)(2) ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (1) ($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($)	Adjusted EPS(4) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return (3) ($)
2025	45,872,369	91,774,678	3,069,540	7,016,283	348.13	129.35	384.1	2.70
2024	10,928,579	22,546,664	2,663,879	4,873,504	219.18	137.12	384.3	2.55
2023	11,830,187	51,812,982	2,871,418	8,000,002	195.12	125.32	368.1	2.40
2022	19,659,378	18,110,581	2,592,685	1,219,787	130.02	100.83	455.7	2.60
2021	19,854,617	96,048,367	4,648,423	15,355,127	175.60	127.69	624.5	3.19

Company Selected Measure Name	Peer Group Total Shareholder Return
Named Executive Officers, Footnote	Scott L. Thompson served as the CEO for each of the years presented in the table. Bhaskar Rao, H. Clifford Buster, III, Steven H. Rusing and Scott J. Vollet served as the non-CEO Named Executive Officers during 2021-2024. For 2025, Mr. Rao, Mr. Buster, David Montgomery and Mr. Rusing served as the non-CEO Named Executive Officers.
Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return is based upon cumulative stockholder returns of the Standard & Poor's ("S&P") 400 Consumer Discretionary Sector.
PEO Total Compensation Amount	$ 45,872,369	$ 10,928,579	$ 11,830,187	$ 19,659,378	$ 19,854,617
PEO Actually Paid Compensation Amount	$ 91,774,678	22,546,664	51,812,982	18,110,581	96,048,367
Adjustment To PEO Compensation, Footnote	The following amounts were deducted or added from the Summary Compensation Table Total for the CEO for each of the following years. With respect to the other NEOs, amounts shown represent averages.

Year	Summary Compensation Table Total for CEO ($)	Less Grant Date Fair Value of Stock Awards ($)(a)	Less Grant Date Fair Value of Option Awards ($)(a)	Plus Fair Value as of the Vesting Date of Awards Granted and Vested During Same Fiscal Year ($)	Outstanding and Unvested Awards as of December 31		Awards Vested or Forfeited During Fiscal Year		Compensation Actually Paid to CEO ($)
					Plus the Fair Value of all Awards Granted During the Fiscal Year ($)(b)	Plus the Annual Change in Fair Value (+ or -) of Awards Granted in Any Prior Fiscal Year ($)(c)	Plus the Change in Fair Value (+ or -) as of the Vesting Date for Awards Granted in Any Prior Fiscal Year ($)(d)	Less the Fair Value as of the December 31 in Preceding Fiscal Year for Any Forfeited Awards ($)
CEO
2025	45,872,369	8,000,028	24,896,663	—	57,041,843	13,249,021	8,508,136	—	91,774,678
2024	10,928,579	8,201,668	—	—	10,443,488	10,734,370	(1,358,106)	—	22,546,664
2023	11,830,187	8,298,422	—	—	17,603,815	27,185,592	3,491,810	—	51,812,982
2022	19,659,378	8,307,336	8,934,336	—	24,585,484	(9,348,088)	455,479	—	18,110,581
2021	19,854,617	15,571,024	—	—	14,219,238	77,409,095	136,441	—	96,048,367
Other NEOs (Average)
2025	3,069,540	1,650,002	—	—	2,649,454	3,017,794	(70,503)	—	7,016,283
2024	2,663,879	1,832,576	—	—	2,333,360	2,084,987	(376,146)	—	4,873,504
2023	2,871,418	1,854,152	—	—	3,933,444	3,044,926	4,366	—	8,000,002
2022	2,592,685	1,856,176	—	—	1,181,227	(696,517)	(1,432)	—	1,219,787
2021	4,648,423	3,479,177	—	—	3,177,135	10,798,627	210,119	—	15,355,127
(a) Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(b) Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c) Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Excludes the change in value of the CEO's deferred RSUs since such awards were fully vested prior to January 1, 2021, see the table "Nonqualified Deferred Compensation" for additional information.
(d) Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 3,069,540	2,663,879	2,871,418	2,592,685	4,648,423
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,016,283	4,873,504	8,000,002	1,219,787	15,355,127
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Measure 1	Company-wide adjusted EPS*
Measure 2	Company-wide adjusted EBITDA*
Measure 3	Qualitative assessment of accomplishments aligned with Company strategic initiatives, namely capital allocation, leadership development and sustainability initiatives

Total Shareholder Return Amount	$ 348.13	219.18	195.12	130.02	175.60
Peer Group Total Shareholder Return Amount	129.35	137.12	125.32	100.83	127.69
Net Income (Loss)	$ 384,100,000	$ 384,300,000	$ 368,100,000	$ 455,700,000	$ 624,500,000
Company Selected Measure Amount | $ / shares	2.70	2.55	2.40	2.60	3.19
PEO Name	Scott L. Thompson
Additional 402(v) Disclosure	This is a Non-GAAP financial measurement. Please refer to Appendix A for a discussion of this measure.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	This is a Non-GAAP financial measurement. Please refer to Appendix A for a discussion of this measure.
Measure:: 4
Pay vs Performance Disclosure
Other Performance Measure, Amount	100
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Company-wide adjusted EPS*
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Company-wide adjusted EBITDA*
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Qualitative assessment of accomplishments aligned with Company strategic initiatives, namely capital allocation, leadership development and sustainability initiatives
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,000,028)	$ (8,201,668)	$ (8,298,422)	$ (8,307,336)	$ (15,571,024)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,041,843	10,443,488	17,603,815	24,585,484	14,219,238
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,249,021	10,734,370	27,185,592	(9,348,088)	77,409,095
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,508,136	(1,358,106)	3,491,810	455,479	136,441
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,896,663)	0	0	(8,934,336)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,650,002)	(1,832,576)	(1,854,152)	(1,856,176)	(3,479,177)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,649,454	2,333,360	3,933,444	1,181,227	3,177,135
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,017,794	2,084,987	3,044,926	(696,517)	10,798,627
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,503)	(376,146)	4,366	(1,432)	210,119
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0